OBLIGATIONS, GUARANTEES, CONTINGENCIES AND OTHER (Details) د.إ in Millions, £ in Millions, $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 AED (د.إ)	Mar. 31, 2019 USD ($)	Jan. 31, 2019 USD ($)	Sep. 30, 2018 USD ($)	Nov. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)	Dec. 31, 2013 USD ($)
Disclosure of contingent liabilities [line items]
Capital commitments	$ 1,138
New York, Brooklyn, Dallas, Camarillo, Washington DC and Houston
Disclosure of contingent liabilities [line items]
Capital commitments	2,240
Australia
Disclosure of contingent liabilities [line items]
Capital commitments	211		$ 301
London
Disclosure of contingent liabilities [line items]
Capital commitments	52	£ 39
Dubai
Disclosure of contingent liabilities [line items]
Capital commitments	58			د.إ 212
BSREP III
Disclosure of contingent liabilities [line items]
Consideration					$ 15,000	$ 1,000
Brookfield Asset Management | BSREP I
Disclosure of contingent liabilities [line items]
Consideration										$ 4,400
Contributed commitments										$ 1,300
Unfulfilled commitments	170
Brookfield Asset Management | BSREP II
Disclosure of contingent liabilities [line items]
Consideration									$ 9,000
Contributed commitments									$ 2,300
Unfulfilled commitments	755
Brookfield Asset Management | BREF
Disclosure of contingent liabilities [line items]
Consideration								$ 2,900
Contributed commitments								400
Unfulfilled commitments								$ 235
Brookfield Asset Management | VAMF III
Disclosure of contingent liabilities [line items]
Consideration							$ 1,000
Contributed commitments							$ 300
Unfulfilled commitments	180
Brookfield Asset Management | BSREP III
Disclosure of contingent liabilities [line items]
Consideration						15,000
Contributed commitments						$ 1,000
Unfulfilled commitments	$ 760